UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Elias
Title:      Chief Compliance Officer
Phone:      (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                New York, New York            February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $77,695

                                         (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS      SOLE      SHARED   NONE

ACE LTD                       SHS              H0023R105  3,916       77,696 SH        SOLE        NONE         77,696
ADVANCE AUTO PARTS INC        COM              00751Y106  1,583       39,096 SH        SOLE        NONE         39,096
APOLLO COML REAL EST FIN INC  COM              03762U105  3,118      173,324 SH        SOLE        NONE        173,324
ARCH CAP GROUP LTD            ORD              G0450A105  3,119       43,594 SH        SOLE        NONE         43,594
AUTOZONE INC                  COM              053332102  1,719       10,874 SH        SOLE        NONE         10,874
AVALONBAY CMNTYS INC          COM              053484101  2,658       32,366 SH        SOLE        NONE         32,366
CHUBB CORP                    COM              171232101  2,311       46,987 SH        SOLE        NONE         46,987
COLONY FINL INC               COM              19624R106    937       45,981 SH        SOLE        NONE         45,981
DIAMONDROCK HOSPITALITY CO    COM              252784301  2,751      324,770 SH        SOLE        NONE        324,770
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E 29380T600  5,014      201,600 SH        SOLE        NONE        201,600
EQUITY LIFESTYLE PPTYS INC    COM              29472R108 10,523      208,496 SH        SOLE        NONE        208,496
FAMILY DLR STORES INC         COM              307000109  2,644       95,000 SH        SOLE        NONE         95,000
FELCOR LODGING TR INC         PFD CV A $1.95   31430F200  5,024      462,200 SH        SOLE        NONE        462,200
FIDELITY NATIONAL FINANCIAL   CL A             31620R105  2,471      183,574 SH        SOLE        NONE        183,574
HOME DEPOT INC                COM              437076102  2,047       70,749 SH        SOLE        NONE         70,749
HOSPITALITY PPTYS TR          NOTE 3.800% 3/1  44106MAK8  4,393    4,500,000 PRN       SOLE        NONE      4,500,000
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW    45857P301  4,237      294,848 SH        SOLE        NONE        294,848
LIBERTY PPTY TR               SH BEN INT       531172104  2,135       66,700 SH        SOLE        NONE         66,700
MERITAGE HOMES CORP           COM              59001A102  2,094      108,328 SH        SOLE        NONE        108,328
NATIONWIDE HEALTH PPTYS INC   COM              638620104    437       12,416 SH        SOLE        NONE         12,416
O REILLY AUTOMOTIVE INC       COM              686091109  1,563       41,001 SH        SOLE        NONE         41,001
REDWOOD TR INC                COM              758075402  2,078      143,740 SH        SOLE        NONE        143,740
RENAISSANCERE HOLDINGS LTD    COM              G7496G103  1,062       19,980 SH        SOLE        NONE         19,980
RETAIL OPPORTUNITY INVTS COR  COM              76131N101  2,896      287,000 SH        SOLE        NONE        287,000
SIMON PPTY GROUP INC NEW      COM              828806109    286        3,580 SH        SOLE        NONE          3,580
STARWOOD PPTY TR INC          COM              85571B105  1,252       66,300 SH        SOLE        NONE         66,300
TARGET CORP                   COM              87612E106  2,016       41,673 SH        SOLE        NONE         41,673
VENTAS INC                    COM              92276F100  1,158       26,474 SH        SOLE        NONE         26,474
WAL MART STORES INC           COM              931142103  2,253       42,154 SH        SOLE        NONE         42,154






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